CONSOLIDATED STATEMENTS OF CASH FLOWS In Millions	12 Months Ended
	Mar. 31, 2011 USD ($)	Mar. 31, 2011 JPY (¥)	Mar. 31, 2010 JPY (¥)	Mar. 31, 2009 JPY (¥)
Cash flows from operating activities
Net income (loss)	$ 5,598	¥ 465,485	¥ 244,212	¥ (461,215)
Adjustments to reconcile net income (loss) to net cash provided by operating activities
Depreciation	14,138	1,175,573	1,414,569	1,495,170
Provision for doubtful accounts and credit losses	50	4,140	100,775	257,433
Pension and severance costs, less payments	(282)	(23,414)	1,254	(20,958)
Losses on disposal of fixed assets	436	36,214	46,937	68,682
Unrealized losses on available-for-sale securities, net	95	7,915	2,486	220,920
Deferred income taxes	1,031	85,710	25,537	(194,990)
Equity in (earnings) losses of affiliated companies	(2,586)	(215,016)	(45,408)	(42,724)
Changes in operating assets and liabilities, and other
(Increase) decrease in accounts and notes receivable	5,068	421,423	(576,711)	791,481
Decrease in inventories	623	51,808	56,059	192,379
Decrease in other current assets	461	38,307	97,494	9,923
Increase (decrease) in accounts payable	(4,885)	(406,210)	649,214	(837,402)
Increase (decrease) in accrued income taxes	(489)	(40,629)	102,207	(251,868)
Increase (decrease) in other current liabilities	2,878	239,319	213,341	(41,819)
Other	2,206	183,384	226,564	291,893
Net cash provided by operating activities	24,342	2,024,009	2,558,530	1,476,905
Cash flows from investing activities
Additions to finance receivables	(101,488)	(8,438,785)	(7,806,201)	(8,612,111)
Collection of finance receivables	95,422	7,934,364	7,509,578	8,143,804
Proceeds from sales of finance receivables	837	69,576	8,390	11,290
Additions to fixed assets excluding equipment leased to others	(7,569)	(629,326)	(604,536)	(1,364,582)
Additions to equipment leased to others	(12,770)	(1,061,865)	(833,065)	(960,315)
Proceeds from sales of fixed assets excluding equipment leased to others	618	51,342	52,473	47,386
Proceeds from sales of equipment leased to others	5,853	486,695	465,092	528,749
Purchases of marketable securities and security investments	(53,179)	(4,421,807)	(2,412,182)	(636,030)
Proceeds from sales of marketable securities and security investments	2,273	189,037	77,025	800,422
Proceeds upon maturity of marketable securities and security investments	42,419	3,527,119	1,031,716	675,455
Payment for additional investments in affiliated companies, net of cash acquired	(4)	(299)	(1,020)	(45)
Changes in investments and other assets, and other	2,136	177,605	(337,454)	135,757
Net cash used in investing activities	(25,452)	(2,116,344)	(2,850,184)	(1,230,220)
Cash flows from financing activities
Proceeds from issuance of long-term debt	35,255	2,931,436	3,178,310	3,506,990
Payments of long-term debt	(29,942)	(2,489,632)	(2,938,202)	(2,704,078)
Increase (decrease) in short-term borrowings	1,951	162,260	(335,363)	406,507
Dividends paid	(1,697)	(141,120)	(172,476)	(439,991)
Purchase of common stock, and other	(344)	(28,617)	(10,251)	(70,587)
Net cash provided by (used in) financing activities	5,223	434,327	(277,982)	698,841
Effect of exchange rate changes on cash and cash equivalents	(1,528)	(127,029)	(8,898)	(129,793)
Net increase (decrease) in cash and cash equivalents	2,585	214,963	(578,534)	815,733
Cash and cash equivalents at beginning of year	22,439	1,865,746	2,444,280	1,628,547
Cash and cash equivalents at end of year	$ 25,024	¥ 2,080,709	¥ 1,865,746	¥ 2,444,280